John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.2%					$1,323,651
(Cost $1,321,636)
U.S. Government Agency 1.2%					1,323,651
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53		113,493	109,935
30 Yr Pass Thru	5.500	06-01-53		115,597	114,862
30 Yr Pass Thru	5.500	06-01-53		116,046	115,307
30 Yr Pass Thru	5.500	07-01-53		111,371	110,307
30 Yr Pass Thru	6.000	04-01-53		110,443	111,728
30 Yr Pass Thru	6.000	07-01-53		108,411	109,943
30 Yr Pass Thru	6.000	09-01-53		107,589	108,773
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		108,638	101,883
30 Yr Pass Thru	5.500	04-01-53		112,070	111,392
30 Yr Pass Thru	5.500	07-01-53		110,220	109,580
30 Yr Pass Thru	6.000	08-01-53		108,588	109,902

30 Yr Pass Thru	6.000	09-01-53		108,891	110,039
Foreign government obligations 0.2%					$249,379
(Cost $353,199)
Colombia 0.2%					249,379
Republic of Colombia Bond	6.125	01-18-41		300,000	249,379

Corporate bonds 54.1%					$61,754,140
(Cost $68,900,380)
Communication services 7.6%					8,627,952
Diversified telecommunication services 2.4%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	401,487
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	384,975
Connect Finco SARL (A)	6.750	10-01-26		300,000	287,957
Frontier Florida LLC (B)	6.860	02-01-28		190,000	180,726
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	167,286
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	134,070
Iliad Holding SASU (A)	6.500	10-15-26		315,000	307,318
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	343,039
Telesat Canada (A)	5.625	12-06-26		315,000	190,575
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	119,345
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		300,000	177,241
Entertainment 0.3%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29		195,000	132,345
ROBLOX Corp. (A)	3.875	05-01-30		235,000	201,806
Interactive media and services 0.6%
Arches Buyer, Inc. (A)	6.125	12-01-28		113,000	96,756
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	234,951
TripAdvisor, Inc. (A)	7.000	07-15-25		340,000	341,146
Media 3.4%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	89,801
Altice Financing SA (A)	5.750	08-15-29		255,000	209,631
Altice France SA (A)	8.125	02-01-27		358,000	307,941
CCO Holdings LLC	4.500	05-01-32		400,000	329,451
CCO Holdings LLC (A)	6.375	09-01-29		375,000	361,811
DISH Network Corp. (A)	11.750	11-15-27		270,000	268,009
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	414,474
iHeartCommunications, Inc. (B)	8.375	05-01-27		250,000	174,971
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	$205,662
News Corp. (A)	5.125	02-15-32		111,000	100,294
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62		540,000	434,700
Sabre GLBL, Inc. (A)	8.625	06-01-27		179,000	149,456
Sirius XM Radio, Inc. (A)	5.500	07-01-29		400,000	371,664
Stagwell Global LLC (A)	5.625	08-15-29		240,000	210,300
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	107,957
Virgin Media Finance PLC (A)	5.000	07-15-30		250,000	208,757
Wireless telecommunication services 0.9%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	345,171
SoftBank Group Corp.	5.125	09-19-27		265,000	245,788
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	391,091
Consumer discretionary 8.1%					9,276,301
Automobile components 0.3%
Clarios Global LP (A)	6.750	05-15-28		172,000	173,544
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	199,807
Automobiles 0.6%
Ford Motor Credit Company LLC	4.063	11-01-24		400,000	390,621
Ford Motor Credit Company LLC	7.350	03-06-30		307,000	318,840
Broadline retail 0.4%
Liberty Interactive LLC	8.250	02-01-30		307,000	121,493
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		25,000	22,688
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	22,420
Prosus NV (A)	2.031	08-03-32	EUR	170,000	135,865
Prosus NV (A)	3.832	02-08-51		200,000	119,019
Diversified consumer services 0.9%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	315,673
Sotheby’s (A)	7.375	10-15-27		300,000	275,117
Stena International SA (A)	6.125	02-01-25		400,000	395,685
Hotels, restaurants and leisure 5.3%
Affinity Interactive (A)	6.875	12-15-27		305,000	265,522
Allwyn International AS (A)	3.875	02-15-27	EUR	450,000	462,885
Caesars Entertainment, Inc. (A)	7.000	02-15-30		352,000	352,317
Carnival Corp. (A)	5.750	03-01-27		230,000	218,632
Carnival Corp. (A)	6.000	05-01-29		462,000	425,043
Carnival Corp. (A)	7.625	03-01-26		110,000	110,607
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	217,480
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	251,291
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	179,794
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		179,000	158,090
International Game Technology PLC (A)	5.250	01-15-29		240,000	226,410
International Game Technology PLC (A)	6.250	01-15-27		481,000	480,048
Meituan	2.125	10-28-25		200,000	186,418
MGM Resorts International	6.750	05-01-25		250,000	250,500
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		365,000	341,731
New Red Finance, Inc. (A)	4.375	01-15-28		280,000	259,867
Resorts World Las Vegas LLC (A)	4.625	04-16-29		400,000	339,776
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	169,888
Royal Caribbean Cruises, Ltd. (A)	9.250	01-15-29		270,000	287,328
Sands China, Ltd.	5.375	08-08-25		200,000	195,481
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Studio City Company, Ltd. (A)	7.000	02-15-27	200,000	$191,734
Wynn Macau, Ltd.	4.875	10-01-24	200,000	196,231
Yum! Brands, Inc. (A)	4.750	01-15-30	250,000	232,364
Household durables 0.5%
KB Home	4.000	06-15-31	251,000	212,301
KB Home	7.250	07-15-30	80,000	80,389
Newell Brands, Inc.	6.375	09-15-27	344,000	335,694
Specialty retail 0.1%
Group 1 Automotive, Inc. (A)	4.000	08-15-28	175,000	157,708
Consumer staples 1.6%				1,859,686
Consumer staples distribution and retail 0.2%
U.S. Foods, Inc. (A)	4.750	02-15-29	195,000	180,753
Food products 1.1%
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	120,686
Health & Happiness H&H International Holdings, Ltd.	13.500	06-26-26	200,000	191,399
JBS USA LUX SA	5.750	04-01-33	280,000	264,412
Post Holdings, Inc. (A)	4.500	09-15-31	300,000	261,187
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25	505,000	481,164
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	141,160
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	161,925
Personal care products 0.0%
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	57,000
Energy 7.5%				8,507,471
Oil, gas and consumable fuels 7.5%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	177,924
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	165,416
Cheniere Energy Partners LP	3.250	01-31-32	125,000	102,910
Cheniere Energy Partners LP	4.000	03-01-31	230,000	202,885
Cheniere Energy Partners LP	4.500	10-01-29	143,000	133,405
Delek Logistics Partners LP (A)	7.125	06-01-28	185,000	174,298
Ecopetrol SA	5.875	05-28-45	285,000	203,049
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	511,000	483,026
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	287,000	287,912
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	830,000	734,940
EnLink Midstream LLC (A)	5.625	01-15-28	291,000	282,343
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	182,580
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	224,958
Genesis Energy LP	7.750	02-01-28	215,000	212,366
Genesis Energy LP (D)	8.250	01-15-29	107,000	105,888
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	189,000
Hess Midstream Operations LP (A)	5.500	10-15-30	225,000	212,339
Holly Energy Partners LP (A)	5.000	02-01-28	35,000	32,472
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	173,000	179,905
Indika Energy Capital IV Pte, Ltd.	8.250	10-22-25	300,000	298,920
Inversiones Latin America Power, Ltda. (A)(E)	5.125	06-15-33	387,452	201,715
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	285,044	217,383
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	187,925
MEG Energy Corp. (A)	5.875	02-01-29	87,000	83,160
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
New Fortress Energy, Inc. (A)	6.500	09-30-26	250,000	$237,449
NuStar Logistics LP	6.375	10-01-30	235,000	229,125
Parkland Corp. (A)	5.875	07-15-27	350,000	343,091
Petroleos del Peru SA (A)	5.625	06-19-47	495,000	294,402
Petroleos Mexicanos	6.625	06-15-35	635,000	446,576
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	84,000	84,329
Southwestern Energy Company	4.750	02-01-32	95,000	84,727
Sunoco LP	4.500	04-30-30	132,000	118,634
Talos Production, Inc.	12.000	01-15-26	100,000	103,492
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27	450,000	466,313
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	225,000	194,079
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	175,000	171,739
Venture Global LNG, Inc. (A)	9.500	02-01-29	275,000	283,744
Viper Energy, Inc. (A)	7.375	11-01-31	171,000	173,052
Financials 11.9%				13,630,846
Banks 7.8%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(C)	4.100	09-08-26	200,000	178,596
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33	250,000	260,938
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (C)	4.300	03-24-27	200,000	172,570
Bank of America Corp. (6.100% to 3-17-25, then 3 month CME Term SOFR + 4.160%) (C)	6.100	03-17-25	650,000	642,353
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (C)	6.125	04-27-27	480,000	466,605
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	550,000	513,212
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (C)	9.625	12-15-29	300,000	300,600
BNP Paribas SA (6.625% to 3-25-24, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.149%) (A)(C)	6.625	03-25-24	250,000	248,240
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (C)	7.375	05-15-28	485,000	479,617
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	224,000	205,781
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (C)	5.625	07-01-25	314,000	285,903
Credit Agricole SA (4.750% to 9-23-29, then 5 Year CMT + 3.237%) (A)(C)	4.750	03-23-29	275,000	220,134
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	385,000	385,963
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR Compounded Index + 2.192%)	6.361	10-27-28	340,000	342,080
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	440,000	422,673
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (C)	4.600	02-01-25	420,000	403,135
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (C)	5.000	09-15-26	164,000	126,922
Popular, Inc.	7.250	03-13-28	209,000	209,209
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(C)	5.375	11-18-30	200,000	152,232
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(C)	10.000	11-14-28	338,000	347,357
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (C)	5.825	10-21-25	250,000	217,750
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	690,000	693,356
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (C)	6.000	05-15-27		245,000	$219,500
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30		374,000	326,129
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		680,000	683,759
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (C)	7.625	09-15-28		342,000	350,553
Capital markets 0.7%
Brookfield Capital Finance LLC	6.087	06-14-33		215,000	215,330
GTCR W-2 Merger Sub LLC (A)	7.500	01-15-31		201,000	204,769
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (C)	7.500	02-10-29		400,000	405,821
Consumer finance 0.5%
Ally Financial, Inc. (B)	7.100	11-15-27		300,000	305,914
GTCR W-2 Merger Sub LLC (A)	8.500	01-15-31	GBP	100,000	130,761
OneMain Finance Corp.	9.000	01-15-29		149,000	153,670
Unifin Financiera SAB de CV (A)(E)	9.875	01-28-29		475,000	13,538
Financial services 1.0%
Block, Inc.	3.500	06-01-31		340,000	284,548
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52		450,000	432,142
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29		84,000	85,609
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28		127,000	130,200
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30		125,000	108,011
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		150,000	144,750
Insurance 1.9%
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28		256,000	255,760
Allianz SE (6.350% to 9-6-33, then 5 Year CMT + 3.232%) (A)	6.350	09-06-53		400,000	400,473
HUB International, Ltd. (A)	7.250	06-15-30		213,000	217,699
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (B)(C)	9.250	12-01-27		320,000	334,016
Prudential Financial, Inc. (6.000% to 9-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		500,000	472,520
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(C)	6.500	11-13-26		800,000	480,148
Health care 1.6%					1,769,141
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27		204,000	203,295
Health care providers and services 1.0%
DaVita, Inc. (A)	3.750	02-15-31		245,000	191,796
DaVita, Inc. (A)	4.625	06-01-30		350,000	295,825
Rede D’or Finance Sarl (A)	4.500	01-22-30		200,000	172,966
Select Medical Corp. (A)	6.250	08-15-26		330,000	327,623
Tenet Healthcare Corp.	5.125	11-01-27		185,000	177,478
Pharmaceuticals 0.4%
Organon & Company (A)	5.125	04-30-31		245,000	192,762
Viatris, Inc.	4.000	06-22-50		320,000	207,396
Industrials 5.2%					5,910,393
Aerospace and defense 0.3%
TransDigm, Inc. (A)	6.750	08-15-28		282,000	282,505
TransDigm, Inc. (A)	7.125	12-01-31		113,000	114,937
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Air freight and logistics 0.2%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	$188,604
Building products 0.2%
Builders FirstSource, Inc. (A)	5.000	03-01-30		225,000	209,538
Commercial services and supplies 1.7%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	107,217
Albion Financing 1 SARL (A)	6.125	10-15-26		200,000	195,240
Allied Universal Holdco LLC (A)	6.000	06-01-29		210,000	159,875
Allied Universal Holdco LLC (A)	6.625	07-15-26		211,000	205,025
APX Group, Inc. (A)	6.750	02-15-27		200,000	198,874
Cimpress PLC	7.000	06-15-26		245,000	237,038
Clean Harbors, Inc. (A)	6.375	02-01-31		153,000	151,828
Elis SA	1.625	04-03-28	EUR	300,000	294,793
GFL Environmental, Inc. (A)	6.750	01-15-31		119,000	120,041
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	203,556
VT Topco, Inc. (A)	8.500	08-15-30		100,000	102,393
Construction and engineering 0.6%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		300,000	250,728
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	350,000
MasTec, Inc. (A)	6.625	08-15-29		160,000	142,867
Electrical equipment 0.4%
Emerald Debt Merger Sub LLC (A)	6.625	12-15-30		250,000	249,375
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	180,130
Ground transportation 0.4%
Uber Technologies, Inc. (A)	8.000	11-01-26		400,000	406,589
Machinery 0.1%
Madison IAQ LLC (A)	5.875	06-30-29		124,000	104,035
Passenger airlines 0.4%
American Airlines 2017-1 Class B Pass Through Trust	4.950	02-15-25		77,350	74,678
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		129,397	128,861
United Airlines, Inc. (A)	4.375	04-15-26		220,000	209,205
Professional services 0.5%
Concentrix Corp.	6.850	08-02-33		334,000	327,648
TriNet Group, Inc. (A)	7.125	08-15-31		201,000	203,010
Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30		155,000	154,827
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	179,594
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	177,382
Information technology 2.2%					2,549,660
Communications equipment 0.0%
CommScope, Inc. (A)	6.000	03-01-26		76,000	65,170
IT services 0.4%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		458,000	412,016
Semiconductors and semiconductor equipment 0.5%
Entegris Escrow Corp. (A)	4.750	04-15-29		324,000	306,107
Qorvo, Inc. (A)	3.375	04-01-31		330,000	266,876
Software 0.7%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	133,282
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		275,000	248,380
NCR Voyix Corp. (A)	5.125	04-15-29		95,000	87,006
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
NCR Voyix Corp. (A)	5.250	10-01-30		185,000	$162,622
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	158,646
Technology hardware, storage and peripherals 0.6%
Seagate HDD Cayman	4.125	01-15-31		109,000	93,338
Seagate HDD Cayman (A)	9.625	12-01-32		392,800	441,200
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	175,017
Materials 2.7%					3,053,962
Chemicals 0.4%
Braskem Idesa SAPI (A)	6.990	02-20-32		325,000	210,022
SCIL IV LLC (A)(B)	5.375	11-01-26		200,000	187,746
Construction materials 0.4%
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	201,079
West China Cement, Ltd.	4.950	07-08-26		400,000	291,577
Containers and packaging 0.6%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	249,633
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		150,000	134,600
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	105,600
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	111,658
Sealed Air Corp. (A)	5.000	04-15-29		51,000	47,544
Sealed Air Corp. (A)	6.125	02-01-28		87,000	86,061
Metals and mining 1.3%
Adaro Indonesia PT	4.250	10-31-24		250,000	242,448
CSN Resources SA (A)	5.875	04-08-32		265,000	219,518
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		209,000	193,325
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	475,043
Indonesia Asahan Aluminium PT	4.750	05-15-25		200,000	196,000
Volcan Cia Minera SAA (A)	4.375	02-11-26		192,000	102,108
Real estate 1.5%					1,720,559
Health care REITs 0.2%
Diversified Healthcare Trust	9.750	06-15-25		245,000	243,025
Real estate management and development 0.5%
Agile Group Holdings, Ltd.	6.050	10-13-25		400,000	58,000
China SCE Group Holdings, Ltd. (E)	7.375	04-09-24		200,000	12,200
Country Garden Holdings Company, Ltd. (E)	3.125	10-22-25		200,000	17,144
Country Garden Holdings Company, Ltd. (E)	5.625	01-14-30		350,000	29,131
Greenland Global Investment, Ltd. (6.750% Cash or 7.750% PIK)	7.750	03-03-30		400,000	28,000
Greystar Real Estate Partners LLC (A)	7.750	09-01-30		117,000	119,026
KWG Group Holdings, Ltd. (E)	6.000	01-14-24		237,500	17,302
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24		200,000	15,000
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25		200,000	106,100
Wanda Properties Global Company, Ltd.	11.000	02-13-26		200,000	59,000
Yanlord Land HK Company, Ltd.	5.125	05-20-26		200,000	119,971
Zhenro Properties Group, Ltd. (E)	7.875	04-14-24		200,000	2,500
Specialized REITs 0.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32		245,000	212,780
Outfront Media Capital LLC (A)	7.375	02-15-31		68,000	69,734
Uniti Group LP (A)	10.500	02-15-28		194,000	190,822
VICI Properties LP (A)	4.625	12-01-29		465,000	420,824
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 4.2%				$4,848,169
Electric utilities 2.2%
Alexander Funding Trust II (A)	7.467	07-31-28	173,000	177,249
Comision Federal de Electricidad (A)	3.348	02-09-31	175,000	138,217
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (C)	5.375	03-15-26	300,000	277,427
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	360,000	364,170
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(C)	9.125	03-15-33	208,000	221,231
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	600,000	533,557
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	270,000	267,448
PPL Capital Funding, Inc. (3 month CME Term SOFR + 2.927%) (F)	8.317	03-30-67	550,000	495,415
Gas utilities 0.4%
AmeriGas Partners LP (A)	9.375	06-01-28	273,000	280,068
Superior Plus LP (A)	4.500	03-15-29	245,000	215,746
Independent power and renewable electricity producers 1.4%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	190,692
Calpine Corp. (A)	4.500	02-15-28	369,000	348,251
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	249,300
Talen Energy Supply LLC (A)	8.625	06-01-30	172,000	180,191
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (A)(C)	7.000	12-15-26	325,000	308,750
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	320,000	313,005
Multi-utilities 0.2%

Sempra (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (C)	4.875	10-15-25	300,000	287,452

Convertible bonds 0.1%				$169,687
(Cost $271,312)
Communication services 0.1%				169,687
Media 0.1%

DISH Network Corp.	3.375	08-15-26	375,000	169,687

Capital preferred securities 0.2%				$251,164
(Cost $292,200)
Financials 0.2%				251,164
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (A)	7.875	12-15-67	240,000	251,164

Term loans (G) 1.5%				$1,689,148
(Cost $1,764,765)
Communication services 0.6%				676,229
Diversified telecommunication services 0.2%
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B (1 month CME Term SOFR + 4.325%)	9.673	03-09-27	262,334	223,202
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	8.698	12-06-27	313,107	307,628
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month CME Term SOFR + 5.500%)	10.963	09-01-27	149,000	145,399
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials 0.1%				$56,208
Insurance 0.1%
HUB International, Ltd., 2023 Term Loan B (3 month CME Term SOFR + 4.250%)	9.662	06-20-30	56,000	56,208
Health care 0.4%				476,150
Health care providers and services 0.2%
Mamba Purchaser, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.250%)	8.713	10-16-28	207,944	207,477
Pharmaceuticals 0.2%
Bausch Health Americas, Inc. , 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	10.691	02-01-27	356,250	268,673
Industrials 0.3%				387,759
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	10.427	04-20-28	382,500	387,759
Information technology 0.1%				92,802
Software 0.1%

Quest Software, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.250%)	9.783	02-01-29	127,388	92,802

Collateralized mortgage obligations 0.4%				$419,517
(Cost $411,511)
Commercial and residential 0.4%				419,517
BX Commercial Mortgage Trust
Series 2019-XL, Class F (1 month CME Term SOFR + 2.114%) (A)(F)	7.437	10-15-36	425,000	419,517

Asset backed securities 2.1%				$2,372,877
(Cost $2,494,256)
Asset backed securities 2.1%				2,372,877
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	281,892
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	273,987	240,041
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	476,250	453,278
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	121,563	110,085
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	428,819	424,652
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	424,790	415,970
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	195,435	173,673
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	309,622	273,286

	Shares	Value
Common stocks 30.5%		$34,857,690
(Cost $34,758,454)
Communication services 2.1%		2,409,531
Diversified telecommunication services 1.6%
AT&T, Inc.	26,361	436,802
BCE, Inc.	5,496	216,405
HKT Trust & HKT, Ltd.	70,752	75,474
Swisscom AG	149	87,014
Telefonica SA	41,311	178,143
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Communication services (continued)
Diversified telecommunication services (continued)
Telia Company AB	46,965	$111,413
TELUS Corp.	11,651	208,472
Verizon Communications, Inc.	12,390	474,909
Media 0.3%
Comcast Corp., Class A	9,313	390,122
Wireless telecommunication services 0.2%
SoftBank Corp.	8,900	108,161
Tele2 AB, B Shares	15,618	122,616
Consumer discretionary 1.8%		2,083,286
Automobiles 0.4%
Bayerische Motoren Werke AG	2,137	222,980
Ferrari NV	169	60,904
Mercedes-Benz Group AG	1,734	112,744
Toyota Motor Corp.	4,700	89,233
Distributors 0.3%
Genuine Parts Company	2,556	339,386
Hotels, restaurants and leisure 0.4%
Evolution AB (A)	398	41,233
Texas Roadhouse, Inc.	3,657	411,632
Household durables 0.3%
Garmin, Ltd.	2,693	329,192
Specialty retail 0.2%
The Home Depot, Inc.	594	186,213
Textiles, apparel and luxury goods 0.2%
Cie Financiere Richemont SA, A Shares	365	45,650
Hermes International SCA	48	99,481
LVMH Moet Hennessy Louis Vuitton SE	189	144,638
Consumer staples 2.6%		2,923,874
Consumer staples distribution and retail 0.3%
J Sainsbury PLC	72,877	263,342
Walmart, Inc.	577	89,833
Food products 0.6%
Conagra Brands, Inc.	11,249	318,234
Kellanova	6,926	363,892
WK Kellogg Company	253	2,834
Household products 0.6%
Colgate-Palmolive Company	2,309	181,880
Kimberly-Clark Corp.	3,275	405,216
The Clorox Company	816	116,974
Personal care products 0.3%
L’Oreal SA	118	55,447
Unilever PLC	5,000	238,534
Tobacco 0.8%
Altria Group, Inc.	10,101	424,646
British American Tobacco PLC	6,309	200,752
Japan Tobacco, Inc.	10,200	262,290
Energy 1.5%		1,654,754
Oil, gas and consumable fuels 1.5%
Birchcliff Energy, Ltd.	9,766	46,781
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chevron Corp.	2,545	$365,462
ENEOS Holdings, Inc.	35,900	141,301
Eni SpA	4,881	80,939
Exxon Mobil Corp.	3,840	394,522
Marathon Petroleum Corp.	359	53,559
Peyto Exploration & Development Corp.	6,260	57,712
The Williams Companies, Inc.	8,408	309,330
Valero Energy Corp.	677	84,869
Woodside Energy Group, Ltd.	5,920	120,279
Financials 4.4%		5,069,518
Banks 1.8%
Bank Leumi Le-Israel BM	11,041	82,758
BOC Hong Kong Holdings, Ltd.	76,833	205,430
Canadian Imperial Bank of Commerce	2,048	84,670
ING Groep NV	5,382	75,612
JPMorgan Chase & Co.	366	57,125
KBC Group NV	1,139	65,296
KeyCorp	9,378	116,193
M&T Bank Corp.	1,175	150,600
Nordea Bank ABP	10,546	117,898
Oversea-Chinese Banking Corp., Ltd.	24,700	231,782
The Bank of Nova Scotia	4,220	188,772
The Toronto-Dominion Bank	1,297	79,085
Truist Financial Corp.	1,775	57,049
U.S. Bancorp	9,724	370,679
United Overseas Bank, Ltd.	10,300	210,215
Capital markets 0.9%
abrdn PLC	37,958	78,345
Blue Owl Capital Corp.	15,728	230,572
CME Group, Inc.	654	142,807
Daiwa Securities Group, Inc.	28,100	181,688
DWS Group GmbH & Company KGaA (A)	2,287	77,697
Nomura Holdings, Inc.	26,500	108,522
Northern Trust Corp.	789	62,528
Partners Group Holding AG	121	159,537
Financial services 0.5%
Banca Mediolanum SpA	7,907	70,356
Mitsubishi HC Capital, Inc.	35,600	232,220
The Western Union Company	12,549	145,945
Visa, Inc., Class A	423	108,576
Insurance 1.2%
Cincinnati Financial Corp.	3,289	338,076
Everest Group, Ltd.	520	213,486
MS&AD Insurance Group Holdings, Inc.	6,300	237,204
Sompo Holdings, Inc.	3,800	174,319
The Allstate Corp.	1,222	168,477
Zurich Insurance Group AG	491	245,999
Health care 4.4%		5,029,076
Biotechnology 1.1%
AbbVie, Inc.	2,922	416,064
Amgen, Inc.	1,521	410,122
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	5,166	$395,716
Health care equipment and supplies 0.4%
Abbott Laboratories	553	57,672
Medtronic PLC	4,288	339,910
Straumann Holding AG	215	29,568
Health care providers and services 0.4%
Cardinal Health, Inc.	3,712	397,481
CVS Health Corp.	1,715	116,534
Life sciences tools and services 0.0%
Sartorius Stedim Biotech	127	28,638
Pharmaceuticals 2.5%
AstraZeneca PLC	549	70,660
Bristol-Myers Squibb Company	6,728	332,229
Eli Lilly & Company	408	241,144
GSK PLC	13,161	236,470
Johnson & Johnson	2,772	428,718
Merck & Company, Inc.	4,233	433,798
Novartis AG	1,090	106,393
Novo Nordisk A/S, Class B	1,526	155,903
Orion OYJ, Class B	3,042	120,682
Pfizer, Inc.	10,460	318,716
Roche Holding AG	397	106,801
Sanofi SA	603	56,239
Takeda Pharmaceutical Company, Ltd.	8,100	229,618
Industrials 3.1%		3,594,656
Air freight and logistics 0.4%
Deutsche Post AG	2,067	97,126
United Parcel Service, Inc., Class B	2,265	343,397
Electrical equipment 0.2%
Emerson Electric Company	915	81,344
Schneider Electric SE	690	126,996
Ground transportation 0.2%
ALD SA (A)	14,388	99,117
Old Dominion Freight Line, Inc.	306	119,052
Industrial conglomerates 0.6%
3M Company	3,569	353,581
CK Hutchison Holdings, Ltd.	39,578	198,564
Siemens AG	798	134,050
Machinery 0.7%
Atlas Copco AB, A Shares	3,380	52,175
Cummins, Inc.	1,749	392,056
Metso OYJ	2,841	27,986
Parker-Hannifin Corp.	149	64,544
Snap-on, Inc.	743	204,095
VAT Group AG (A)	251	116,536
Marine transportation 0.1%
Kuehne + Nagel International AG	391	113,183
Professional services 0.4%
Adecco Group AG	1,429	68,922
Paychex, Inc.	3,629	442,629
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Shares	Value
Industrials (continued)
Trading companies and distributors 0.5%
Fastenal Company	4,605	$276,162
ITOCHU Corp.	3,400	132,183
Sumitomo Corp.	7,200	150,958
Information technology 7.3%		8,385,637
Communications equipment 0.3%
Cisco Systems, Inc.	8,175	395,507
Electronic equipment, instruments and components 0.2%
Corning, Inc.	5,245	149,430
Venture Corp., Ltd.	14,300	133,954
IT services 1.0%
Accenture PLC, Class A	1,444	481,054
Capgemini SE	279	57,184
Cognizant Technology Solutions Corp., Class A	811	57,078
IBM Corp.	3,195	506,599
Semiconductors and semiconductor equipment 2.3%
Analog Devices, Inc.	633	116,080
ASM International NV	77	39,548
ASML Holding NV	330	224,904
Broadcom, Inc.	475	439,722
Infineon Technologies AG	2,054	79,253
Intel Corp.	12,024	537,473
NVIDIA Corp.	1,363	637,475
Qualcomm, Inc.	577	74,462
STMicroelectronics NV	1,254	59,527
Texas Instruments, Inc.	2,400	366,504
Tokyo Electron, Ltd.	400	64,261
Software 2.5%
Constellation Software, Inc.	54	126,839
Dassault Systemes SE	1,034	48,495
Microsoft Corp.	3,619	1,371,271
Nemetschek SE	666	58,143
Oracle Corp.	3,954	459,494
Oracle Corp. Japan	2,100	161,719
Roper Technologies, Inc.	862	463,972
SAP SE	803	127,734
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	5,840	1,109,308
Canon, Inc.	1,500	38,647
Materials 1.4%		1,599,512
Chemicals 0.6%
Air Products & Chemicals, Inc.	565	152,861
ICL Group, Ltd.	33,663	169,567
Sumitomo Chemical Company, Ltd.	15,800	40,347
Tosoh Corp.	17,800	236,807
Wacker Chemie AG	514	62,904
Construction materials 0.2%
Holcim, Ltd. (H)	2,410	177,279
Containers and packaging 0.3%
Packaging Corp. of America	2,117	355,677
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining 0.3%
BHP Group, Ltd.	5,608	$170,721
Fortescue, Ltd.	3,743	61,463
Labrador Iron Ore Royalty Corp.	3,624	83,967
Rio Tinto PLC	476	32,533
Southern Copper Corp.	770	55,386
Real estate 0.5%		546,283
Health care REITs 0.2%
Medical Properties Trust, Inc.	43,822	212,537
Industrial REITs 0.1%
CapitaLand Ascendas REIT	39,000	82,832
Mapletree Logistics Trust	65,800	79,200
Real estate management and development 0.2%
CK Asset Holdings, Ltd.	36,262	171,714
Utilities 1.4%		1,561,563
Electric utilities 0.7%
Endesa SA	9,951	208,146
Power Assets Holdings, Ltd.	19,306	100,714
Redeia Corp. SA	8,178	137,081
The Southern Company	830	58,913
Xcel Energy, Inc.	4,535	275,909
Gas utilities 0.4%
Enagas SA	9,125	167,006
Snam SpA	45,818	230,863
Multi-utilities 0.3%
Algonquin Power & Utilities Corp.	13,400	290,110

National Grid PLC	7,157	92,821
Preferred securities 3.4%		$3,833,176
(Cost $4,277,771)
Communication services 0.3%		315,761
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	20,125	315,761
Consumer discretionary 0.1%		84,675
Broadline retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	84,675
Financials 1.5%		1,720,312
Banks 0.4%
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	16,025	384,280
Financial services 0.3%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	14,600	382,812
Insurance 0.8%
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	26,575	695,468
The Allstate Corp., 7.375%	9,650	257,752
Industrials 0.1%		158,777
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	158,777
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Shares	Value
Real estate 0.2%		$202,726
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	202,726
Utilities 1.2%		1,350,925
Electric utilities 0.4%
NextEra Energy, Inc., 6.926% (B)	7,750	287,060
SCE Trust VII, 7.500%	6,700	167,969
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	4,500	306,630
Multi-utilities 0.5%

Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010% to 7-1-29, then 3 month LIBOR + 4.260% to 7-1-49, then 3 month LIBOR + 5.010%)	14,750	368,750

NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632% to 3-15-44, then 5 Year CMT + 4.632%)	8,775	220,516
Warrants 0.0%		$0
(Cost $0)
Constellation Software, Inc. (Expiration Date: 3-31-40) (H)(I)(J)	21	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.1%				$7,034,053
(Cost $7,031,291)
U.S. Government 1.5%				1,763,961
U.S. Treasury Bill	5.338	04-18-24	1,800,000	1,763,961

	Yield (%)	Shares	Value
Short-term funds 4.6%			5,270,092
John Hancock Collateral Trust (K)	5.4088(L)	527,004	5,270,092

Total investments (Cost $121,876,775) 99.8%	$113,954,482
Other assets and liabilities, net 0.2%	212,225
Total net assets 100.0%	$114,166,707

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,777,541 or 35.7% of the fund’s net assets as of 11-30-23.
(B)	All or a portion of this security is on loan as of 11-30-23. The value of securities on loan amounted to $800,375.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Non-income producing security.
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Strike price and/or expiration date not available.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $818,801.
(L)	The rate shown is the annualized seven-day yield as of 11-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-23:
United States	65.6%
Canada	4.6%
France	3.0%
United Kingdom	2.7%
Japan	2.5%
Ireland	1.7%
Netherlands	1.7%
Luxembourg	1.6%
Switzerland	1.5%
Hong Kong	1.4%
Other countries	13.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,165,571	EUR	1,088,925	SSB	1/17/2024	—	$(22,089)
USD	65,618	EUR	60,000	TD	1/17/2024	$178	—
USD	135,601	GBP	110,000	TD	1/17/2024	—	(3,321)
						$178	$(25,410)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Dec 2023	16	1,600	$416	$(32)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.00	Dec 2023	26	2,600	779	(1,859)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.50	Dec 2023	6	600	234	(108)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	41.00	Dec 2023	7	700	161	(60)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.50	Dec 2023	14	1,400	294	(322)
							$1,884	$(2,381)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.00	Dec 2023	53	5,300	$3,285	$(186)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	38.00	Dec 2023	53	5,300	2,384	(159)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.50	Dec 2023	26	2,600	1,247	(1,131)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	40.00	Dec 2023	26	2,600	1,859	(1,807)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	38.50	Dec 2023	26	2,600	1,351	(1,066)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	39.00	Dec 2023	26	2,600	1,949	(1,573)
							$12,075	$(5,922)
							$13,959	$(8,303)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
OTC	FTSE 100 Index	GBP	7,550.00	Dec 2023	2	2	$100	$(1)
OTC	FTSE 100 Index	GBP	7,516.00	Dec 2023	5	5	236	(134)
OTC	FTSE 100 Index	GBP	7,600.00	Dec 2023	2	2	81	(64)
OTC	Nikkei 225 Index	JPY	33,500.00	Dec 2023	453	453	633	(320)
OTC	Nikkei 225 Index	JPY	33,335.00	Dec 2023	451	451	748	(1,115)
OTC	Nikkei 225 Index	JPY	34,125.00	Dec 2023	422	422	572	(428)
OTC	Nikkei 225 Index	JPY	34,125.00	Dec 2023	445	445	683	(702)
							$3,053	$(2,764)
Exchange-traded	EURO STOXX 50 Index	EUR	4,250.00	Dec 2023	4	40	1,081	(5,906)
Exchange-traded	EURO STOXX 50 Index	EUR	4,300.00	Dec 2023	4	40	1,013	(4,001)
Exchange-traded	EURO STOXX 50 Index	EUR	4,425.00	Dec 2023	4	40	925	(1,021)
Exchange-traded	EURO STOXX 50 Index	EUR	4,450.00	Dec 2023	4	40	895	(934)
Exchange-traded	FTSE 100 Index	GBP	7,625.00	Dec 2023	1	10	399	(155)
Exchange-traded	S&P 500 Index	USD	4,450.00	Dec 2023	1	100	2,479	(11,810)
Exchange-traded	S&P 500 Index	USD	4,500.00	Dec 2023	2	200	3,862	(15,960)
Exchange-traded	S&P 500 Index	USD	4,615.00	Dec 2023	2	200	4,201	(4,520)
Exchange-traded	S&P 500 Index	USD	4,630.00	Dec 2023	3	300	6,760	(7,770)
							$21,615	$(52,077)
Puts
OTC	FTSE 100 Index	GBP	7,425.00	Dec 2023	6	6	$597	$(52)
OTC	FTSE 100 Index	GBP	7,406.00	Dec 2023	6	6	667	(171)
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
OTC	FTSE 100 Index	GBP	7,500.00	Dec 2023	6	6	$586	$(652)
OTC	Nikkei 225 Index	JPY	32,750.00	Dec 2023	372	372	1,437	(2)
OTC	Nikkei 225 Index	JPY	32,565.00	Dec 2023	378	378	1,273	(125)
OTC	Nikkei 225 Index	JPY	33,375.00	Dec 2023	364	364	1,475	(856)
OTC	Nikkei 225 Index	JPY	33,500.00	Dec 2023	365	365	1,321	(1,243)
							$7,356	$(3,101)
Exchange-traded	EURO STOXX 50 Index	EUR	4,175.00	Dec 2023	3	30	2,095	(5)
Exchange-traded	EURO STOXX 50 Index	EUR	4,200.00	Dec 2023	3	30	1,567	(36)
Exchange-traded	EURO STOXX 50 Index	EUR	4,350.00	Dec 2023	3	30	1,693	(834)
Exchange-traded	EURO STOXX 50 Index	EUR	4,375.00	Dec 2023	3	30	1,588	(1,285)
Exchange-traded	FTSE 100 Index	GBP	7,500.00	Dec 2023	1	10	905	(1,000)
Exchange-traded	S&P 500 Index	USD	4,375.00	Dec 2023	2	200	11,863	(20)
Exchange-traded	S&P 500 Index	USD	4,400.00	Dec 2023	2	200	10,651	(325)
Exchange-traded	S&P 500 Index	USD	4,525.00	Dec 2023	2	200	9,274	(4,580)
Exchange-traded	S&P 500 Index	USD	4,560.00	Dec 2023	2	200	9,922	(8,080)
							$49,558	$(16,165)
							$81,582	$(74,107)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,323,651	—	$1,323,651	—
Foreign government obligations	249,379	—	249,379	—
Corporate bonds	61,754,140	—	61,754,140	—
Convertible bonds	169,687	—	169,687	—
Capital preferred securities	251,164	—	251,164	—
Term loans	1,689,148	—	1,689,148	—
Collateralized mortgage obligations	419,517	—	419,517	—
Asset backed securities	2,372,877	—	2,372,877	—
Common stocks	34,857,690	$23,666,109	11,191,581	—
Preferred securities	3,833,176	3,833,176	—	—
Warrants	—	—	—	—
Short-term investments	7,034,053	5,270,092	1,763,961	—
Total investments in securities	$113,954,482	$32,769,377	$81,185,105	—
Derivatives:
20	|

	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Assets
Forward foreign currency contracts	$178	—	$178	—
Liabilities
Forward foreign currency contracts	(25,410)	—	(25,410)	—
Written options	(82,410)	$(76,545)	(5,865)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	527,004	$3,767,192	$13,039,705	$(11,538,771)	$556	$1,410	$63,455	—	$5,270,092
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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